Shareholders' Equity - Fair Value Assumptions, Warrants (Details) (Common Stock Warrants, USD $)	1 Months Ended		3 Months Ended	9 Months Ended		21 Months Ended
	Sep. 30, 2014	Jul. 31, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Summary of estimated fair value of warrant
Expected dividend				0.00%
Warrants outstanding (in shares)	5,205,344		5,205,344	5,205,344		5,205,344
Exercise price of warrants (in dollars per share)	$ 2.00	$ 1.88	$ 2.00	$ 2.00	4.00	2.00
Period of warrant	5 years	5 years	5 years
Minimum
Summary of estimated fair value of warrant
Expected term						1 year 6 months
Volatility				26.00%	26.00%
Risk-free interest rate				0.25%	0.25%
Maximum
Summary of estimated fair value of warrant
Expected term						5 years
Volatility				38.00%	38.00%
Risk-free interest rate				1.08%	1.08%
Weighted Average
Summary of estimated fair value of warrant
Exercise price of warrants (in dollars per share)	$ 2.14		$ 2.14	$ 2.14		2.14
Period of warrant				4 years 6 months 4 days